Schedule I - Valuation and Qualifying Accounts and Allowances	12 Months Ended
Dec. 31, 2020
Valuation And Qualifying Accounts [Abstract]
Schedule I - Valuation and Qualifying Accounts and Allowances

Schedule I – Valuation and Qualifying Accounts and Allowances

	Balance at Beginning of the period	Additions during the period	Write-offs	Balance at End of period

Deferred tax valuation allowance
Fiscal year 2020	$—	1,906	—	$1,906
Fiscal year 2019	$—	—	—	$—
Fiscal year 2018	$—	—	—	$—

Allowance for doubtful accounts
Fiscal year 2020	$302	526	(388)	$441
Fiscal year 2019	$480	354	(532)	$302
Fiscal year 2018	$40	532	(92)	$480